Thrivent Core Emerging Markets Equity Fund Performance Management - Thrivent Core Emerging Markets Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table beneath it provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index. The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.Updated performance information is available by calling 800-847-4836. The Fund compares its performance to the MSCI Emerging Markets Index - USD Net Returns, an appropriate broad-based securities market index that represents the overall global emerging markets equity market. The index description appears in the "Index Descriptions" section of the prospectus.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table beneath it provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index.
Bar Chart [Heading]	Year-by-Year Total Return
Bar Chart Closing [Text Block]	Best Quarter:Q3 2025+11.06%Worst Quarter:Q3 2022(11.71)%
Performance Table Heading	Average Annual Total Returns (Periods Ending December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Phone [Text]	800-847-4836
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Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.06%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.71%)
Lowest Quarterly Return, Date	Sep. 30, 2022